35. CONTINGENCIES, RESTRICTIONS AND LAWSUITS (Details)	Dec. 31, 2017
Cono Sur S.A. | Scotiabank
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.60%
Cono Sur S.A. | BBVA
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.09%
Viña Concha y Toro S.A. | Scotiabank
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.65%
Viña Concha y Toro S.A. | Scotiabank
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.47%
Viña Concha y Toro S.A. | Scotiabank
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.16%
Viña Concha y Toro S.A. | Scotiabank
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.21%
Viña Concha y Toro S.A. | HSBC
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.21%
Viña Concha y Toro S.A. | Banco Chile
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.90%
Viña Concha y Toro S.A. | BCI
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.16%
Viña Concha y Toro S.A. | Scotiabank
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.02%
Trivento B. y Viñedos S. A. | BBVA
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	17.00%
Trivento B. y Viñedos S. A. | Banco Credicoop
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.49%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	27.30%
Trivento B. y Viñedos S. A. | Banco Nación
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	21.80%
Trivento B. y Viñedos S. A. | Banco Nación
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	20.00%
Trivento B. y Viñedos S. A. | Banco San Juan
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	18.00%
Trivento B. y Viñedos S. A. | Banco Macro
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	30.09%
Trivento B. y Viñedos S. A. | Banco San Juan
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	34.14%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	30.67%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.35%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.90%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.80%
Trivento B. y Viñedos S. A. | Banco Credicoop
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.60%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.50%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.80%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.50%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.50%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.50%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.50%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.50%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.50%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.50%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.35%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.35%
Trivento B. y Viñedos S. A. | Banco Francés
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.50%
VCT Brasil Imp. Y Export. Ltda. | Citibank S.A.
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	9.30%
VCT Brasil Imp. Y Export. Ltda. | Banco Itau BBA S.A
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	13.89%
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.40%
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.90%
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.80%
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.70%
VCT & DG Mexico, S.A. de C.V. | Banamex
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	9.40%
Fetzer Vineyards | Banco del Estado de Chile, New York Branch
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.01%
Fetzer Vineyards | Banco del Estado de Chile, New York Branch
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.10%